Average Annual Total Returns - FidelityFreedomBlendFunds-Z6ComboPRO - FidelityFreedomBlendFunds-Z6ComboPRO - Fidelity Freedom Blend 2020 Fund	Sep. 08, 2023
Fidelity Advisor Freedom Blend 2020 Fund - Class Z6 | Return Before Taxes
Average Annual Return:
Past 1 year	(16.42%)
Since Inception	3.06%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	0.25%	[1]
F0202
Average Annual Return:
Past 1 year	(15.86%)
Since Inception	3.03%	[1]

[1]	AFrom August 31, 2018.